J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
October 24, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Healthcare Leaders ETF (the “Fund”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information of the Fund does not differ from the Statement of Additional Information contained in the Post-Effective Amendment No. 427 (Amendment No. 429 under the Investment Company Act of 1940, as amended) filed electronically on October 18, 2023.
Please contact the undersigned at (212) 648-0919 if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary